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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MatlinPatterson Capital Management L.P.
                  520 Madison Avenue
                  New York, NY 10022-4213

Form 13F File Number:      028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mike Sukhadwala
Title:            Portfolio Manager
Phone:            (212) 651-4248

Signature, Place, and Date of Signing:

 /s/ Mike Sukhadwala                    New York, NY              May 7, 2009
--------------------------           -------------------       -----------------
      [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                       9
                                                             ------------------

Form 13F Information Table Value Total:                                 $42,108
                                                             ------------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         -------------              ----------------------------

         None.


                                           MatlinPatterson Capital Management L.P.
                                                  Form 13F Information Table
                                                 Quarter ended March 31, 2009

                                                                                      Investment Discretion        Voting Authority

                                                   Fair Market   Shares or
                          Title of         Cusip      Value      Principal  SH/ Put/      Shared  Shared  Other
Issuer                    of Class         Number (in thousands)  Amount    PRN Call Sole Defined Other   Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO          COM          025816109   $3,408       250,000  SH  CALL   X                            X
------------------------------------------------------------------------------------------------------------------------------------

CARRIZO OIL & CO INC         NOTE 4.375%  144577AA1   $4,010     8,000,000  PRN        X                            X
------------------------------------------------------------------------------------------------------------------------------------

CHENIERE ENERGY INC          NOTE 2.250%  16411RAE9   $6,548    27,000,000  PRN        X                            X
------------------------------------------------------------------------------------------------------------------------------------

GASTAR EXPLORATION LTD       COM          367299104   $4,785     8,860,767   SH        X                            X
------------------------------------------------------------------------------------------------------------------------------------

HARVEST NATURAL RESOURCES
INC                          COM          41754V103   $3,475     1,025,000   SH        X                            X
------------------------------------------------------------------------------------------------------------------------------------

MORGANS HOTEL GROUP CO       COM          61748W108   $2,802       901,085   SH        X                            X
------------------------------------------------------------------------------------------------------------------------------------

TOREADOR RES CORP            COM          891050106   $5,595     2,229,077   SH        X                            X
------------------------------------------------------------------------------------------------------------------------------------

WESTPORT INNOVATIONS INC     COM NEW      960908309   $7,994     1,601,987   SH        X                            X
------------------------------------------------------------------------------------------------------------------------------------

WHITE MTNS INS GROUP LTD     COM          G9618E107   $3,491        20,309   SH        X                            X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $42,108
(in thousands)
